SCHEDULE OF PROPERTY AND EQUIPMENT AND ESTIMATED SERVICE LIVES (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total	$ 12,212	$ 12,212	$ 30,884
Less: accumulated depreciation	(7,118)	(5,805)	(11,959)
Property and equipment, net	5,094	6,407	18,925
Furniture and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	$ 12,212	$ 12,212	$ 12,212
Furniture and Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life (years)	5 years	5 years	5 years
Furniture and Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life (years)	10 years	10 years	10 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total			$ 18,672
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful Life (years)	3 years	3 years	3 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful Life (years)	7 years	7 years	7 years